Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following summary reflects nonvested restricted common unit activity for awards issued by Williams Partners and related information for the year ended December 31, 2015:

Restricted Common Units Outstanding	Units	Weighted- Average Fair Value
	(Millions)
Nonvested at December 31, 2014	1.3	$59.35
Adjustment for unit split in ACMP Merger	0.1	$—
Forfeited	(0.1)	$58.05
Vested	(0.1)	$59.28
Nonvested at December 31, 2015	1.2	$55.93